Income Taxes - Unrecognized tax benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Deferred tax assets	$ 11,500,000
Deferred tax assets, valuation allowance	4,694,000	$ 4,356,000
Tax expense (benefits) related to interest and penalties	145,000	12,000
Change in federal tax rate due to the 2017 Act	0	$ 0	$ 11,375,000
Tax benefit from 2017 Act	$ 1,200,000
Statutory federal rate	21.00%	21.00%	35.00%
Amount of interest and penalties	$ 119,000	$ 36,000
Unrecognized tax benefits	1,000,000.0
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Beginning unrecognized tax benefits	624,000	0
Additions for tax positions taken in the prior year	845,000	0
Additions from merger	0	687,000
Reductions for tax positions taken in prior years	(304,000)	(63,000)
Ending unrecognized tax benefits	$ 1,165,000	$ 624,000	$ 0